SEGMENT REPORTING - Geographical locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SEGMENT REPORTING
Revenues	$ 43,101	$ 57,025	$ 53,770
Long-lived assets	27,106	31,344
Hong Kong
SEGMENT REPORTING
Revenues	21,562	47,038	39,731
Long-lived assets	693	1,365
USA
SEGMENT REPORTING
Revenues	33,482	17,580	3,133
Long-lived assets	25,400	29,317
Kazakhstan
SEGMENT REPORTING
Long-lived assets		373
Europe
SEGMENT REPORTING
Revenues			2,214
Mainland China
SEGMENT REPORTING
Revenues			11,460
Long-lived assets	1,013	289
Inter-segment
SEGMENT REPORTING
Revenues	$ (11,943)	$ (7,593)	$ (2,768)